Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Offsetting Of Financial Assets [Line Items]
Summary of Recognized Financial Instruments

The following table presents the recognized financial instruments that are offset as at December 31, 2023 and 2022:

	Effects of offsetting on the Consolidated
	Statements of Financial Position
		Gross amounts	Net amounts
2023	Gross amounts	set off	presented
Financial assets	USD	USD	USD
Cash and cash equivalents	536,160	—	536,160
Financial assets at FVPL	104,387	—	104,387
Trade and other receivables	385,237	(21,863)	363,374
Derivative financial instruments	2,040	—	2,040
Other assets	11,782	—	11,782
Total	1,039,606	(21,863)	1,017,743
Financial liabilities
Trade and other payables	624,356	(21,863)	602,493
Lease Liabilities	3,957	—	3,957
Derivative financial instruments	948	—	948
Total	629,261	(21,863)	607,398

		Gross amounts	Net amounts
2022	Gross amounts	set off	presented
Financial assets	USD	USD	USD
Cash and cash equivalents	468,092	—	468,092
Financial assets at FVPL	1,295	—	1,295
Trade and other receivables	244,804	(4,358)	240,446
Derivative financial instruments	1,206	—	1,206
Other assets	56,789	—	56,789
Total	772,186	(4,358)	767,828
Financial liabilities
Trade and other payables	424,186	(16,312)	407,874
Lease Liabilities	4,079	—	4,079
Derivative financial instruments	544	—	544
Total	428,809	(16,312)	412,497